Other disclosures - Financial liabilities measured at other than fair value (Details) $ in Millions, $ in Millions	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)
Financial liabilities
Financial liabilities	$ 1,604,462		$ 1,477,724
Deposits - Customers
Financial liabilities
Financial liabilities	928,298		891,964
Marketable debt securities
Financial liabilities
Financial liabilities	134,913		101,682
Financial liabilities at amortized cost | Deposits Central Banks Repurchase Agreements [Member]
Financial liabilities
Financial liabilities, fair value	89,751		86,608
Financial liabilities	89,753		86,616
Financial liabilities at amortized cost | Deposits - Credit institutions, Excludes repurchase agreements
Financial liabilities
Financial liabilities, fair value	64,517		78,229
Financial liabilities	65,354		78,182
Financial liabilities at amortized cost | Deposits - Credit institutions Repurchase Agreements
Financial liabilities
Financial liabilities, fair value	9,003		5,156
Financial liabilities	9,003		5,157
Financial liabilities at amortized cost | Customer deposits, Excludes repurchase agreements
Financial liabilities
Financial liabilities, fair value	780,486		759,021
Financial liabilities	781,607		760,325
Financial liabilities at amortized cost | Customer deposits - Repurchase agreements
Financial liabilities
Financial liabilities, fair value	26,922		17,559
Financial liabilities	26,922		17,561
Financial liabilities at amortized cost | Marketable debt securities
Financial liabilities
Financial liabilities, fair value	133,229		104,582
Financial liabilities	134,393		101,423		$ 130,754
Financial liabilities at amortized cost | Subordinated liabilities
Financial liabilities
Financial liabilities, fair value	39,560		53,286
Financial liabilities	39,384	$ 2,019	51,643	$ 2,518	$ 36,182	$ 1,817
Financial liabilities at amortized cost | Other financial liabilities
Financial liabilities
Financial liabilities, fair value	19,466		17,200
Financial liabilities	19,473		17,238
Level 1 | Financial liabilities at amortized cost | Marketable debt securities
Financial liabilities
Financial liabilities, fair value	133,229		104,582
Level 1 | Financial liabilities at amortized cost | Subordinated liabilities
Financial liabilities
Financial liabilities, fair value	25,655		38,911
Level 2 | Financial liabilities at amortized cost | Deposits Central Banks Repurchase Agreements [Member]
Financial liabilities
Financial liabilities, fair value	89,751		86,608
Level 2 | Financial liabilities at amortized cost | Deposits - Credit institutions, Excludes repurchase agreements
Financial liabilities
Financial liabilities, fair value	24,633		26,892
Level 2 | Financial liabilities at amortized cost | Deposits - Credit institutions Repurchase Agreements
Financial liabilities
Financial liabilities, fair value	9,003		5,156
Level 2 | Financial liabilities at amortized cost | Customer deposits, Excludes repurchase agreements
Financial liabilities
Financial liabilities, fair value	62,041		52,566
Level 2 | Financial liabilities at amortized cost | Customer deposits - Repurchase agreements
Financial liabilities
Financial liabilities, fair value	26,922		17,559
Level 2 | Financial liabilities at amortized cost | Subordinated liabilities
Financial liabilities
Financial liabilities, fair value	13,905		14,375
Level 2 | Financial liabilities at amortized cost | Other financial liabilities
Financial liabilities
Financial liabilities, fair value	10,891		9,841
Level 3 | Financial liabilities at amortized cost | Deposits - Credit institutions, Excludes repurchase agreements
Financial liabilities
Financial liabilities, fair value	39,884		51,337
Level 3 | Financial liabilities at amortized cost | Customer deposits, Excludes repurchase agreements
Financial liabilities
Financial liabilities, fair value	718,445		706,455
Level 3 | Financial liabilities at amortized cost | Other financial liabilities
Financial liabilities
Financial liabilities, fair value	$ 8,575		$ 7,359